PREPAID EXPENSES (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Prepaid expenses
	September 30, 2018	December 31, 2017
	$	$

Market Registration Fees	4,341	7,685
Deposit with ANX	—	70,029
Prepaid Consulting Fees	—	26,025
Prepaid Management Fees (Note 13(a)(i))	96,902	55,573

	101,243	159,312